Long-Term Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Long-term Debt, Unclassified [Abstract]
2013	$ 350.0
2014	0
2015	0
2016	100.0
2017	0
Thereafter	1,355.9
Long-term debt	$ 1,805.9	$ 1,408.0